Consolidated Statement of Stockholders' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Share Capital [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2015	147,331
Balance at Dec. 31, 2015	$ 177,206	$ 20,517	$ (7,778)	$ (168,949)	$ 20,996
Net loss for the period				(1,632)	(1,632)
Foreign currency translation			1,399		1,399
Issue of share capital – stock options (in shares)	60
Issue of share capital – stock options	$ 16	(5)			11
Balance (in shares) at Mar. 31, 2016	152,520
Balance at Mar. 31, 2016	$ 178,560	20,554	(6,379)	(170,581)	22,154
Stock based compensation		42			42
Issuance of share capital - Sandstorm (in shares)	5,129
Issuance of share capital - Sandstorm	$ 1,338				1,338
Balance (in shares) at Dec. 31, 2016	153,045
Balance at Dec. 31, 2016	$ 179,299	20,863	(7,061)	(173,612)	19,489
Net loss for the period				(1,255)	(1,255)
Foreign currency translation			96		96
Issuance of share capital (in shares)	18,529
Issuance of share capital	$ 5,179				$ 5,179
Issue of share capital – stock options (in shares)	1,229				1,228
Issue of share capital – stock options	$ 383	(343)			$ 40
Balance (in shares) at Mar. 31, 2017	172,803
Balance at Mar. 31, 2017	$ 184,861	$ 20,520	$ (6,965)	$ (174,867)	$ 23,549